Capitalized Technology, Net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Amortization expense	$ 194,000	$ 357,000	$ 582,000	$ 1,071,000	$ 1,319,000	$ 238,000
Capitalized Technology [Member]
Amortization expense	$ 150,000	$ 139,000	$ 456,000	$ 402,000	$ 548,000	$ 567,000
Useful Lives			3 years		3 years